Debt (Narrative) (Details) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Debt Instrument [Line Items]
Available to borrow under the credit facility	$ 190,000,000
Option amount to increase credit facility	50,000,000
Cash on hand	34,158,000	26,508,000	44,630,000	28,667,000
Current portion of long-term debt	50,000,000	50,000,000
Credit facility, maturity date	November 30, 2012
Percentage of foreign subsidiaries' share equity	65.00%
Maximum aggregate short-term borrowings at any month-end	159,000,000	180,400,000
Average aggregate short-term borrowings outstanding	143,000,000	170,600,000
Weighted average interest rates	1.40%	1.87%	3.26%
Letters of credit issued and outstanding	$ 15,000,000	$ 13,000,000
Maximum [Member]
Debt Instrument [Line Items]
Credit facility fees	25.00%
Minimum [Member]
Debt Instrument [Line Items]
Credit facility fees	15.00%